Document And Entity Information	Jul. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2024
Entity Registrant Name	BLUE RIDGE BANKSHARES, INC.
Entity Central Index Key	0000842717
Entity Emerging Growth Company	true
Entity File Number	001-39165
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1838100
Entity Address, Address Line One	1801 Bayberry Court
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23226
City Area Code	(540)
Local Phone Number	743-6521
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	BRBS
Security Exchange Name	NYSEAMER